Long-term Borrowing	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term borrowing
13. Long-term borrowing
The following table summarizes the details of the Group’s long-term borrowings:

Type	Maturity Date	Principal Amount	Interest Rate Per Annum	As of
				December 31, 2019	December 31, 2020
				RMB	RMB

Bank loan	September 30, 2020	15,000	7.00%	6,818	—
Bank loan	October 1, 2020	25,000	7.00%	62	—
Bank loan	May 20, 2022	20,000	4.60%	—	20,000
Bank loan	May 19, 2023	20,000	4.75%	—	20,000
Bank loan	July 19, 2022	15,400	3.85%		15,400

Total				6,880	55,400

Less: Current portion of long-term borrowings				(6,880)	(1,540)

				—	53,860

As of December 31, 2019, there were no assets pledged as collateral, the loan was
guaranteed by the credit of Huiye Tianze. As of December 31, 2020, the loans with maturity date of May 20, 2022 and May 19, 2023 were pledged by the deposits of HK Smart Choice and the loan with maturity date of July 19, 2022 was pledged by the deposits of HK Smart Choice and the credit of Huize Insurance Brokerage. Interest is payable on a monthly basis.